Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Jan 31, 2013

Virtus Multi-Sector Fixed Income Fund,

a series of Virtus Opportunities Trust

Supplement dated March 1, 2013 to the Summary Prospectus dated January 31, 2013,

the Statutory Prospectus dated January 31, 2013,

and the Statement of Additional Information dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective March 29, 2013, the fund's name will be changed to Virtus Multi-Sector Intermediate Bond Fund. While the fund's principal investment strategies are not changing, the description of the strategies in the fund's prospectuses will be revised to more clearly describe the fund's continued focus on intermediate bonds.

Accordingly, the second paragraph under "Principal Investment Strategies" in the fund's summary prospectus and summary section of the statutory prospectus is hereby revised to read:

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

▪	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;
▪	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;
▪	Investment grade securities of U.S. and non-U.S issuers; and
▪	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors.

Additionally, the first and second paragraphs under "Principal Investment Strategies" on page 151 of the statutory prospectus is hereby revised to read:

Under normal circumstances, the fund invests at least 80% of its assets in bonds. "Bonds" are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

▪	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;
▪	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;
▪	Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities, of U.S. and non-U.S. issuers;
▪	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors. If, after the time of investment, the rating declines, the fund is not obligated to sell the security. The fund's policy of investing 80% of its assets in bonds may be changed only upon 60 days' written notice to shareholders.

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	vot13_SupplementTextBlock

Virtus Multi-Sector Fixed Income Fund,

a series of Virtus Opportunities Trust

Supplement dated March 1, 2013 to the Summary Prospectus dated January 31, 2013,

the Statutory Prospectus dated January 31, 2013,

and the Statement of Additional Information dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective March 29, 2013, the fund's name will be changed to Virtus Multi-Sector Intermediate Bond Fund. While the fund's principal investment strategies are not changing, the description of the strategies in the fund's prospectuses will be revised to more clearly describe the fund's continued focus on intermediate bonds.

Accordingly, the second paragraph under "Principal Investment Strategies" in the fund's summary prospectus and summary section of the statutory prospectus is hereby revised to read:

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

▪	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;
▪	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;
▪	Investment grade securities of U.S. and non-U.S issuers; and
▪	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors.

Additionally, the first and second paragraphs under "Principal Investment Strategies" on page 151 of the statutory prospectus is hereby revised to read:

Under normal circumstances, the fund invests at least 80% of its assets in bonds. "Bonds" are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

▪	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;
▪	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;
▪	Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities, of U.S. and non-U.S. issuers;
▪	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors. If, after the time of investment, the rating declines, the fund is not obligated to sell the security. The fund's policy of investing 80% of its assets in bonds may be changed only upon 60 days' written notice to shareholders.

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

VIRTUS MULTI-SECTOR FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot13_SupplementTextBlock

Virtus Multi-Sector Fixed Income Fund,

a series of Virtus Opportunities Trust

Supplement dated March 1, 2013 to the Summary Prospectus dated January 31, 2013,

the Statutory Prospectus dated January 31, 2013,

and the Statement of Additional Information dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective March 29, 2013, the fund's name will be changed to Virtus Multi-Sector Intermediate Bond Fund. While the fund's principal investment strategies are not changing, the description of the strategies in the fund's prospectuses will be revised to more clearly describe the fund's continued focus on intermediate bonds.

Accordingly, the second paragraph under "Principal Investment Strategies" in the fund's summary prospectus and summary section of the statutory prospectus is hereby revised to read:

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

▪	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;
▪	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;
▪	Investment grade securities of U.S. and non-U.S issuers; and
▪	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors.

Additionally, the first and second paragraphs under "Principal Investment Strategies" on page 151 of the statutory prospectus is hereby revised to read:

Under normal circumstances, the fund invests at least 80% of its assets in bonds. "Bonds" are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

▪	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;
▪	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;
▪	Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities, of U.S. and non-U.S. issuers;
▪	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors. If, after the time of investment, the rating declines, the fund is not obligated to sell the security. The fund's policy of investing 80% of its assets in bonds may be changed only upon 60 days' written notice to shareholders.

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013